Shareholder Report, Holdings (Details)	Jun. 30, 2024
Small Cap Fund - Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Small Cap Fund - Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Small Cap Fund - Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund - Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Small Cap Fund - Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Small Cap Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Small Cap Fund - Investor Class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Small Cap Fund - Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Small Cap Fund - Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Fund - Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small Cap Fund - Investor Class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Small Cap Fund - Investor Class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Small Cap Fund - Investor Class | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Small Cap Fund - Investor Class | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Investor Class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Investor Class | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund - Investor Class | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund - Investor Class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund - Investor Class | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund - Investor Class | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund - Investor Class | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Small Cap Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Small Cap Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Small Cap Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Small Cap Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Small Cap Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Small Cap Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Small Cap Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small Cap Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Small Cap Fund - Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Small Cap Fund - Class I | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Small Cap Fund - Class I | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Class I | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund - Class I | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund - Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund - Class I | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund - Class I | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund - Class I | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small Cap Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Small Cap Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Small Cap Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Small Cap Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Small Cap Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Small Cap Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Small Cap Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Small Cap Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Small Cap Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Small Cap Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small Cap Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Small Cap Fund - Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Small Cap Fund - Class Y | First Advantage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Small Cap Fund - Class Y | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Small Cap Fund - Class Y | Triumph Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Small Cap Fund - Class Y | Live Oak Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small Cap Fund - Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Fund - Class Y | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Small Cap Fund - Class Y | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small Cap Fund - Class Y | Civitas Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Small-Mid Cap Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Small-Mid Cap Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Small-Mid Cap Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Small-Mid Cap Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Small-Mid Cap Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small-Mid Cap Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Small-Mid Cap Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Small-Mid Cap Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Small-Mid Cap Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Small-Mid Cap Fund - Investor class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small-Mid Cap Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Small-Mid Cap Fund - Investor class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Small-Mid Cap Fund - Investor class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Small-Mid Cap Fund - Investor class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Investor class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small-Mid Cap Fund - Investor class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Small-Mid Cap Fund - Investor class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Small-Mid Cap Fund - Investor class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small-Mid Cap Fund - Investor class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small-Mid Cap Fund - Investor class | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small-Mid Cap Fund - Investor class | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small-Mid Cap Fund - Investor class | Lancaster Colony Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small-Mid Cap Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Small-Mid Cap Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Small-Mid Cap Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Small-Mid Cap Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Small-Mid Cap Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small-Mid Cap Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Small-Mid Cap Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Small-Mid Cap Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Small-Mid Cap Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Small-Mid Cap Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small-Mid Cap Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Small-Mid Cap Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Small-Mid Cap Fund - Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Small-Mid Cap Fund - Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small-Mid Cap Fund - Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Small-Mid Cap Fund - Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Small-Mid Cap Fund - Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small-Mid Cap Fund - Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small-Mid Cap Fund - Class I | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small-Mid Cap Fund - Class I | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small-Mid Cap Fund - Class I | Lancaster Colony Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small-Mid Cap Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Small-Mid Cap Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Small-Mid Cap Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Small-Mid Cap Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Small-Mid Cap Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small-Mid Cap Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Small-Mid Cap Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Small-Mid Cap Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Small-Mid Cap Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Small-Mid Cap Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Small-Mid Cap Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Small-Mid Cap Fund - Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Small-Mid Cap Fund - Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Small-Mid Cap Fund - Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Small-Mid Cap Fund - Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Small-Mid Cap Fund - Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Small-Mid Cap Fund - Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Small-Mid Cap Fund - Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small-Mid Cap Fund - Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Small-Mid Cap Fund - Class Y | Gates Industrial Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small-Mid Cap Fund - Class Y | Webster Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small-Mid Cap Fund - Class Y | Lancaster Colony Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mid Cap Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Mid Cap Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Mid Cap Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Mid Cap Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid Cap Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Mid Cap Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund - Investor class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Mid Cap Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Mid Cap Fund - Investor class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Mid Cap Fund - Investor class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mid Cap Fund - Investor class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Investor class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Mid Cap Fund - Investor class | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund - Investor class | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Investor class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Investor class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund - Investor class | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Investor class | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Investor class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid Cap Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Mid Cap Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Mid Cap Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Mid Cap Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid Cap Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Mid Cap Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Mid Cap Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Mid Cap Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Mid Cap Fund - Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mid Cap Fund - Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Mid Cap Fund - Class I | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund - Class I | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund - Class I | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Class I | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mid Cap Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Mid Cap Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Mid Cap Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Mid Cap Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Mid Cap Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Mid Cap Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Mid Cap Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mid Cap Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Mid Cap Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Mid Cap Fund - Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Mid Cap Fund - Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mid Cap Fund - Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Mid Cap Fund - Class Y | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mid Cap Fund - Class Y | CubeSmart
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Fund - Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mid Cap Fund - Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund - Class Y | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Class Y | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mid Cap Fund - Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Cap Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Large Cap Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Large Cap Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Large Cap Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Cap Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Cap Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Investor class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Large Cap Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Large Cap Fund - Investor class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund - Investor class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Investor class | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Fund - Investor class | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Investor class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Investor class | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Large Cap Fund - Investor class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Investor class | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Fund - Investor class | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Cap Fund - Investor class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Fund - Investor class | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Cap Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Large Cap Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Large Cap Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Large Cap Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Cap Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Cap Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Large Cap Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Large Cap Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund - Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Fund - Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Class I | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Large Cap Fund - Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class I | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Fund - Class I | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Cap Fund - Class I | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Fund - Class I | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Cap Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Large Cap Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Large Cap Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Large Cap Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Large Cap Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Large Cap Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Large Cap Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Cap Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Large Cap Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Large Cap Fund - Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Large Cap Fund - Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Fund - Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Fund - Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Fund - Class Y | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Large Cap Fund - Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Large Cap Fund - Class Y | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Fund - Class Y | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Large Cap Fund - Class Y | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Large Cap Fund - Class Y | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Large Cap Concentrated Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Large Cap Concentrated Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Large Cap Concentrated Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Concentrated Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Concentrated Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Large Cap Concentrated Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Large Cap Concentrated Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Concentrated Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Concentrated Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Investor class | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Concentrated Fund - Investor class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Large Cap Concentrated Fund - Investor class | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Investor class | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Cap Concentrated Fund - Investor class | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Concentrated Fund - Investor class | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Concentrated Fund - Investor class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Investor class | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Cap Concentrated Fund - Investor class | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Investor class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Investor class | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Concentrated Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Large Cap Concentrated Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Large Cap Concentrated Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Concentrated Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Concentrated Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Large Cap Concentrated Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Large Cap Concentrated Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Concentrated Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Concentrated Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Class I | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Concentrated Fund - Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Large Cap Concentrated Fund - Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Class I | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Cap Concentrated Fund - Class I | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Concentrated Fund - Class I | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Concentrated Fund - Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Class I | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Cap Concentrated Fund - Class I | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Class I | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Class I | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Concentrated Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Large Cap Concentrated Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Large Cap Concentrated Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Large Cap Concentrated Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Concentrated Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Large Cap Concentrated Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Large Cap Concentrated Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Large Cap Concentrated Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Concentrated Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Class Y | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Concentrated Fund - Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Large Cap Concentrated Fund - Class Y | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Large Cap Concentrated Fund - Class Y | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Large Cap Concentrated Fund - Class Y | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Large Cap Concentrated Fund - Class Y | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Large Cap Concentrated Fund - Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Large Cap Concentrated Fund - Class Y | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Large Cap Concentrated Fund - Class Y | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Class Y | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Concentrated Fund - Class Y | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Select Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Select Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Select Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Select Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Select Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Select Fund - Investor class | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Investor class | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Investor class | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Fund - Investor class | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Fund - Investor class | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Fund - Investor class | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Fund - Investor class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Investor class | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Investor class | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Fund - Investor class | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Select Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Select Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Select Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Select Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Select Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Select Fund - Class I | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Class I | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Class I | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Fund - Class I | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Fund - Class I | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Fund - Class I | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Fund - Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Class I | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Class I | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Fund - Class I | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Select Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Select Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Select Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Select Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Select Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Select Fund - Class Y | Red Rock Resorts, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Class Y | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Fund - Class Y | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Fund - Class Y | Enovis Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Fund - Class Y | WESCO International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Fund - Class Y | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Fund - Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Fund - Class Y | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Fund - Class Y | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Fund - Class Y | Cimpress plc
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Long-Short Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
Long-Short Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Long-Short Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Long-Short Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Long-Short Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Long-Short Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Investor class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Long-Short Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Long-Short Fund - Investor class | Segregated Cashwith Custodian [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Long-Short Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
Long-Short Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Long-Short Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Long-Short Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Long-Short Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Long-Short Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Long-Short Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Long-Short Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Long-Short Fund - Investor class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Long-Short Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Long-Short Fund - Investor class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Long-Short Fund - Investor class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Long-Short Fund - Investor class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Investor class | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Long-Short Fund - Investor class | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Investor class | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Long-Short Fund - Investor class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Investor class | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Long-Short Fund - Investor class | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Investor class | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Investor class | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Long-Short Fund - Investor class | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Long-Short Fund - Investor class | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long-Short Fund - Investor class | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Long-Short Fund - Investor class | WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Long-Short Fund - Investor class | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Investor class | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Investor class | Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Long-Short Fund - Investor class | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Investor class | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Investor class | Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Investor class | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Long-Short Fund - Investor class | Teradata Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Long-Short Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
Long-Short Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Long-Short Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Long-Short Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Long-Short Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Long-Short Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Long-Short Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Long-Short Fund - Class I | Segregated Cashwith Custodian [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Long-Short Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
Long-Short Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Long-Short Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Long-Short Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Long-Short Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Long-Short Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Long-Short Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Long-Short Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Long-Short Fund - Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Long-Short Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Long-Short Fund - Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Long-Short Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Long-Short Fund - Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Class I | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Long-Short Fund - Class I | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Class I | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Long-Short Fund - Class I | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Class I | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Long-Short Fund - Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Class I | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Class I | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Long-Short Fund - Class I | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Long-Short Fund - Class I | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long-Short Fund - Class I | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Long-Short Fund - Class I | WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Long-Short Fund - Class I | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class I | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class I | Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Long-Short Fund - Class I | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Class I | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Class I | Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Class I | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Long-Short Fund - Class I | Teradata Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Long-Short Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
Long-Short Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
Long-Short Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
Long-Short Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Long-Short Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Long-Short Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Long-Short Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Long-Short Fund - Class Y | Segregated Cashwith Custodian [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Long-Short Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
Long-Short Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Long-Short Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Long-Short Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Long-Short Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Long-Short Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Long-Short Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Long-Short Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Long-Short Fund - Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Long-Short Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Long-Short Fund - Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Long-Short Fund - Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Long-Short Fund - Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Class Y | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Long-Short Fund - Class Y | Parker-Hannifin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Long-Short Fund - Class Y | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Long-Short Fund - Class Y | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Long-Short Fund - Class Y | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Long-Short Fund - Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Class Y | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Long-Short Fund - Class Y | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Long-Short Fund - Class Y | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Long-Short Fund - Class Y | WNS Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Long-Short Fund - Class Y | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Long-Short Fund - Class Y | WD-40 Co.
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Long-Short Fund - Class Y | Garmin Ltd.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class Y | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Long-Short Fund - Class Y | Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Long-Short Fund - Class Y | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Long-Short Fund - Class Y | Acushnet Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Class Y | Doximity, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Long-Short Fund - Class Y | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Long-Short Fund - Class Y | Teradata Corp.
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
International Fund - Investor class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
International Fund - Investor class | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Fund - Investor class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Fund - Investor class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
International Fund - Investor class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
International Fund - Investor class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
International Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
International Fund - Investor class | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Fund - Investor class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
International Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
International Fund - Investor class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Fund - Investor class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
International Fund - Investor class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Fund - Investor class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Fund - Investor class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Fund - Investor class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Fund - Investor class | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Investor class | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Investor class | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Fund - Investor class | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Fund - Investor class | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Investor class | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Investor class | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Investor class | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Investor class | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Fund - Investor class | Howden Joinery Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Fund - Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
International Fund - Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Fund - Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Fund - Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
International Fund - Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
International Fund - Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
International Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
International Fund - Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Fund - Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
International Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
International Fund - Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
International Fund - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Fund - Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Fund - Class I | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Class I | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Class I | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Fund - Class I | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Class I | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Class I | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Class I | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Class I | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Fund - Class I | Howden Joinery Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Fund - Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
International Fund - Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
International Fund - Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
International Fund - Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
International Fund - Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
International Fund - Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
International Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	13.30%
International Fund - Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
International Fund - Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
International Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
International Fund - Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
International Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
International Fund - Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.90%
International Fund - Class Y | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Fund - Class Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
International Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
International Fund - Class Y | Unilever plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Class Y | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
International Fund - Class Y | EXOR NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Fund - Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
International Fund - Class Y | HDFC Bank Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Class Y | Tesco plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
International Fund - Class Y | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Class Y | Compagnie Financiere Richemont SA, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Fund - Class Y | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
International Fund - Class Y | Howden Joinery Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Short Duration Securitized Bond Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Short Duration Securitized Bond Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Short Duration Securitized Bond Fund - Investor class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Short Duration Securitized Bond Fund - Investor class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Short Duration Securitized Bond Fund - Investor class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Short Duration Securitized Bond Fund - Investor class | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Short Duration Securitized Bond Fund - Investor class | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Short Duration Securitized Bond Fund - Investor class | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Short Duration Securitized Bond Fund - Investor class | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Investor class | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Investor class | U.S. Treasury Notes 2.250% 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Investor class | Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Investor class | GNMA, Series 2023-112, Class ET 7.000% 08/20/63
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Investor class | Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Investor class | U.S. Treasury Notes 1.875% 08/31/24
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Short Duration Securitized Bond Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Short Duration Securitized Bond Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Short Duration Securitized Bond Fund - Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Short Duration Securitized Bond Fund - Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Short Duration Securitized Bond Fund - Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Short Duration Securitized Bond Fund - Class I | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Short Duration Securitized Bond Fund - Class I | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Short Duration Securitized Bond Fund - Class I | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Short Duration Securitized Bond Fund - Class I | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class I | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class I | U.S. Treasury Notes 2.250% 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class I | Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class I | GNMA, Series 2023-112, Class ET 7.000% 08/20/63
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Class I | Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Class I | U.S. Treasury Notes 1.875% 08/31/24
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Short Duration Securitized Bond Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Short Duration Securitized Bond Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
Short Duration Securitized Bond Fund - Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Short Duration Securitized Bond Fund - Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	82.10%
Short Duration Securitized Bond Fund - Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Short Duration Securitized Bond Fund - Class Y | MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Short Duration Securitized Bond Fund - Class Y | Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Short Duration Securitized Bond Fund - Class Y | Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Short Duration Securitized Bond Fund - Class Y | LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class Y | Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class Y | U.S. Treasury Notes 2.250% 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class Y | Cascade Funding Mortgage Trust, Series 2024-HB14, Class A 3.000% 06/25/34
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Short Duration Securitized Bond Fund - Class Y | GNMA, Series 2023-112, Class ET 7.000% 08/20/63
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Class Y | Kapitus Asset Securitization, LLC, Series 2022-2A, Class A 3.382% 07/10/28
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Short Duration Securitized Bond Fund - Class Y | U.S. Treasury Notes 1.875% 08/31/24
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund - Investor class | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund - Investor class | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Core Bond Fund - Investor class | Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Core Bond Fund - Investor class | Securitized
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Core Bond Fund - Investor class | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Core Bond Fund - Investor class | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Fund - Investor class | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund - Investor class | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Investor class | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Investor class | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Investor class | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Investor class | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Investor class | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Investor class | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Investor class | FNMA, Pool #BM6732 4.000% 11/01/48
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Fund - Investor class | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund - Class I | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund - Class I | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Core Bond Fund - Class I | Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Core Bond Fund - Class I | Securitized
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Core Bond Fund - Class I | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Core Bond Fund - Class I | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Fund - Class I | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund - Class I | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Class I | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Class I | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class I | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class I | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class I | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class I | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class I | FNMA, Pool #BM6732 4.000% 11/01/48
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Fund - Class I | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund - Class Y | Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Core Bond Fund - Class Y | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Core Bond Fund - Class Y | Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Core Bond Fund - Class Y | Securitized
Holdings [Line Items]
Percent of Net Asset Value	65.20%
Core Bond Fund - Class Y | Corporate Credit
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Core Bond Fund - Class Y | Government Related
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Core Bond Fund - Class Y | U.S. Treasury Bonds 2.250% 08/15/46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund - Class Y | U.S. Treasury Bonds 3.000% 02/15/48
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Class Y | U.S. Treasury Notes 0.625% 08/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Fund - Class Y | U.S. Treasury Bonds 1.375% 11/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class Y | U.S. Treasury Bonds 1.125% 08/15/40
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class Y | U.S. Treasury Notes 1.250% 09/30/28
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class Y | U.S. Treasury STRIPS 0.625% 2/15/43
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class Y | FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund - Class Y | FNMA, Pool #BM6732 4.000% 11/01/48
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Core Bond Fund - Class Y | U.S. Treasury Bonds 1.625% 11/15/50
Holdings [Line Items]
Percent of Net Asset Value	0.80%